OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 1,208,284
Depletion to oil and gas property	$ 258,850	$ 551,225